Provisions - Movements in the Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	€ (519)
Net defined benefit asset (liability) at end of period	(458)	€ (519)
Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	2,982	2,520
Translation differences	(334)	64
Interest income	58	124
Actuarial losses and gains	(56)	340
Company contributions	2	27
Participants contributions		3
Benefits paid	(38)	(92)
Transfers	(1,801)
Other movements	(12)	(4)
Net defined benefit asset (liability) at end of period	801	2,982
United Kingdom | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(19)
Net defined benefit asset (liability) at end of period	0	(19)
United Kingdom | Operating segments | Pension defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at end of period	40
United Kingdom | Operating segments | Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	1,839	1,570
Translation differences	(36)	86
Interest income	0	46
Actuarial losses and gains	0	157
Company contributions	0	27
Participants contributions		0
Benefits paid	0	(46)
Transfers	(1,803)
Other movements	0	(1)
Net defined benefit asset (liability) at end of period	0	1,839
United Kingdom | Operating segments | Fair value of plan assets | Pension defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	1,839
Translation differences	(99)
Interest income	36
Actuarial losses and gains	203
Company contributions	90
Benefits paid	(48)
Other movements	(2)
Net defined benefit asset (liability) at end of period	2,019	1,839
Germany | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(211)
Net defined benefit asset (liability) at end of period	(255)	(211)
Germany | Operating segments | Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	93	90
Translation differences	0	0
Interest income	1	2
Actuarial losses and gains	1	2
Company contributions	2	0
Participants contributions		3
Benefits paid	(2)	(2)
Transfers	0
Other movements	0	(2)
Net defined benefit asset (liability) at end of period	95	93
Brazil | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(206)
Net defined benefit asset (liability) at end of period	(123)	(206)
Brazil | Operating segments | Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	1,038	848
Translation differences	(297)	(22)
Interest income	57	76
Actuarial losses and gains	(57)	181
Company contributions	0	0
Participants contributions		0
Benefits paid	(36)	(44)
Transfers	0
Other movements	(12)	(1)
Net defined benefit asset (liability) at end of period	693	1,038
Other companies | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(5)
Net defined benefit asset (liability) at end of period	(6)	(5)
Other companies | Operating segments | Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	12	12
Translation differences	(1)	0
Interest income	0	0
Actuarial losses and gains	0	0
Company contributions	0	0
Participants contributions		0
Benefits paid	0	0
Transfers	2
Other movements	0	0
Net defined benefit asset (liability) at end of period	€ 13	€ 12